Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2013
Trust Preferred Securities [Abstract]
Schedule of Subordinated Borrowing [Table Text Block]
The terms of the outstanding trust preferred securities at December 31, 2013 and 2012 are summarized as follows:

Maturity		Dividend Rate	2013	2012
July 2031		10.25% fixed	$15,000	$15,000
July 2031	(1)	Three-month LIBOR, plus 3.58% (3.82% and 3.89%, respectively)	15,000	15,000
January 2035		Three-month LIBOR, plus 1.99% (2.23% and 2.33%, respectively)	10,000	10,000
August 2035		Fixed at 6.40% to August 2015 (thereafter, three-month LIBOR, plus 1.80%)	10,000	10,000
November 2035		Fixed at 6.08% to November 2015 (thereafter, three-month LIBOR, plus 1.49%)	10,000	10,000
December 2036		Fixed at 6.74% to December 2016 (thereafter, three-month LIBOR, plus 1.74%)	15,750	15,750
June 2037		Three-month LIBOR, plus 1.70% (1.94% and 2.00%, respectively)	15,000	15,000
September 2037		Three-month LIBOR, plus 1.70% (1.94% and 2.00%, respectively)	13,000	13,000
			$103,750	$103,750
(1) London Interbank Offered Rate